Commitments and Contingent Liabilities (Details 1) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012
Future minimum payments under noncancelable operating leases
2013	$ 4,177
2014	4,110
2015	3,928
2016	3,855
2017	3,529
Thereafter	26,001
Total minimum lease payments	$ 45,600